Other Reserves (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of reserves within equity [abstract]
Schedule of Other Reserve

	Share based compensation reserve	Contribution from ultimate holding company	PRC statutory reserve	Foreign currency translation reserve	Fair value reserve	Others	Total other reserves
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2019	1,416	463	79	451	(675)	(831)	903
Currency translation differences	—	—	—	38	—	—	38
Fair value changes on financial assets at fair value through other comprehensive income	—	—	—	—	944	—	944
Share of other comprehensive losses of an associate	—	—	—	—	—	(2)	(2)
Share based compensation	253	—	—	—	—	—	253
Exercise of share options/RSU	(281)	—	—	—	—	—	(281)
Additional equity interest in non- wholly owned subsidiaries	—	—	—	—	—	(33)	(33)

At June 30, 2019	1,388	463	79	489	269	(866)	1,822

At January 1, 2020	1,470	463	94	712	356	(908)	2,187
Currency translation differences	—	—	—	216	—	—	216
Fair value changes on financial assets at fair value through other comprehensive income	—	—	—	—	3,428	—	3,428
Share of other comprehensive income of associates	—	—	—	—	—	1	1
Share based compensation	276	—	—	—	—	—	276
Exercise of share options/RSU	(275)	—	—	—	—	—	(275)
Additional investments in non-wholly owned subsidiaries	—	—	—	—	—	(2)	(2)

At June 30, 2020	1,471	463	94	928	3,784	(909)	5,831